Other Assets (Schedule Of Other Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Assets [Abstract]
Debt issuance costs	$ 148,675	$ 152,001
Other tangible fixed assets	3,802	9,634
Receivables from aircraft manufacturer	12,990	18,281
Prepaid expenses	4,601	5,539
Other receivables	11,291	23,686
Other assets, total	$ 181,359	$ 209,141